INCOME TAXES (Details) - USD ($)	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Deferred tax assets	$ 873	$ 3,065	$ 521,856
Less Valuation allowance	(873)	(3,065)	(521,856)
Net deferred tax assets	0	0	0
Canada [Member]
Deferred tax assets	288	763	135,390
Hong Kong [Member]
Deferred tax assets	428	546	23,638
PRC [Member]
Deferred tax assets	$ 157	$ 1,756	$ 362,828